DOLLAR [Member] Expense Example - Dollar - BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND - Dollar Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	254
Expense Example, with Redemption, 10 Years	$ 575